Financial instruments by category (Details 2) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Amortized cost:
Payables to third parties	R$ 5,326,290	R$ 4,324,198
Trade payables	256,281	165,246
Payables to related parties	22,187	30,797
Other payables	73,129	29,501
Fair value through profit or loss
Contingent consideration (included in other payables)	15,800
Total	R$ 5,693,687	R$ 4,549,742